Note 7 - Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management Abstract
Principal Geographical Areas GDP
GDP for the main geographies
	Spain			Mexico			Turkey			United States
Date	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario
2019	0,96%	1,54%	2,15%	(0,58%)	0,23%	1,06%	(0,60%)	3,32%	7,06%	1,16%	2,12%	3,13%
2020	1,35%	1,87%	2,42%	0,93%	1,66%	2,39%	(0,68%)	2,48%	5,27%	1,00%	1,81%	2,62%
2021	2,01%	2,10%	2,19%	2,05%	2,14%	2,23%	4,60%	4,74%	4,91%	1,84%	1,92%	2,03%
2022	1,85%	1,89%	1,88%	2,07%	2,14%	2,19%	4,28%	4,38%	4,47%	1,83%	1,86%	1,91%
2023	1,81%	1,85%	1,85%	2,11%	2,15%	2,17%	4,31%	4,38%	4,50%	1,88%	1,91%	1,94%

GDP for the main geographies
	Peru			Argentina			Colombia
Date	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario
2019	0,34%	2,92%	5,43%	(7,41%)	(2,47%)	2,40%	1,93%	3,29%	4,58%
2020	0,32%	2,46%	4,56%	(6,62%)	(2,57%)	0,85%	1,71%	2,73%	3,74%
2021	3,07%	3,28%	3,49%	2,08%	2,30%	2,51%	3,61%	3,61%	3,61%
2022	3,39%	3,39%	3,39%	1,64%	1,78%	1,88%	3,59%	3,59%	3,59%
2023	3,86%	3,86%	3,86%	1,95%	2,10%	2,23%	3,59%	3,59%	3,59%

Credit Risk Exposure
Maximum credit risk exposure (Millions of Euros)
	Notes	December 2020	Stage 1	Stage 2	Stage 3
Financial assets held for trading		68.075
Debt securities	10	23.970
Equity instruments	10	11.458
Loans and advances	10	32.647
Non-trading financial assets mandatorily at fair value through profit or loss		5.198
Loans and advances	11	709
Debt securities	11	356
Equity instruments	11	4.133
Financial assets designated at fair value through profit or loss	12	1.117
Derivatives (trading and hedging)		46.302
Financial assets at fair value through other comprehensive income		69.537
Debt securities		68.404	67.995	410	-
Equity instruments	13	1.100
Loans and advances to credit institutions	13	33	33	-	-
Financial assets at amortized cost		379.857	334.552	30.607	14.698
Loans and advances to central banks		6.229	6.229	-	-
Loans and advances to credit institutions		14.591	14.565	20	6
Loans and advances to customers		323.252	277.998	30.581	14.672
Debt securities		35.785	35.759	6	20
Total financial assets risk		570.084	-	-	-
Total loan commitments and financial guarantees		179.440	165.726	12.682	1.032
Loan commitments given	33	132.584	124.104	8.214	265
Financial guarantees given	33	10.665	9.208	1.168	290
Other commitments given	33	36.190	32.414	3.300	477
Total maximum credit exposure		749.524

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2019	Stage 1	Stage 2	Stage 3
Financial assets held for trading		69.503
Debt securities	10	26.309
Equity instruments	10	8.892
Loans and advances	10	34.303
Non-trading financial assets mandatorily at fair value through profit or loss		5.557
Loans and advances	11	1.120
Debt securities	11	110
Equity instruments	11	4.327
Financial assets designated at fair value through profit or loss	12	1.214
Derivatives (trading and hedging)		39.462
Financial assets at fair value through other comprehensive income		61.293
Debt securities		58.841	58.590	250	-
Equity instruments	13	2.420
Loans and advances to credit institutions	13	33	33	-	-
Financial assets at amortized cost		451.640	402.024	33.624	15.993
Loans and advances to central banks		4.285	4.285	-	-
Loans and advances to credit institutions		13.664	13.500	158	6
Loans and advances to customers		394.763	345.449	33.360	15.954
Debt securities		38.930	38.790	106	33
Total financial assets risk		628.670
Total loan commitments and financial guarantees		181.116	169.663	10.452	1.001
Loan commitments given	33	130.923	123.707	6.945	270
Financial guarantees given	33	10.984	9.804	955	224
Other commitments given	33	39.209	36.151	2.552	506
Total maximum credit exposure		809.786

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2018	Stage 1	Stage 2	Stage 3
Financial assets held for trading		59.581
Debt securities	10	25.577
Equity instruments	10	5.254
Loans and advances	10	28.750
Non-trading financial assets mandatorily at fair value through profit or loss		5.135
Loans and advances	11	1.803
Debt securities	11	237
Equity instruments	11	3.095
Financial assets designated at fair value through profit or loss	12	1.313
Derivatives (trading and hedging)		38.249
Financial assets at fair value through other comprehensive income		56.365
Debt securities		53.737	53.734	3	-
Equity instruments	13	2.595
Loans and advances to credit institutions	13	33	33	-	-
Financial assets at amortized cost		431.927	384.632	30.902	16.394
Loans and advances to central banks		3.947	3.947	-	-
Loans and advances to credit institutions		9.175	9.131	34	10
Loans and advances to customers		386.225	339.204	30.673	16.348
Debt securities		32.580	32.350	195	35
Total financial assets risk		592.571
Total loan commitments and financial guarantees		170.511	161.404	8.120	987
Loan commitments given	33	118.959	113.403	5.308	247
Financial guarantees given	33	16.454	14.902	1.220	332
Other commitments given	33	35.098	33.099	1.591	408
Total maximum credit exposure		763.082

Credit Risk Exposure By Stages and geographic location
December 2020 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	195.983	171.397	16.387	8.199	(5.679)	(753)	(849)	(4.077)	190.304	170.644	15.538	4.122
Mexico	52.211	46.373	4.071	1.767	(2.211)	(685)	(442)	(1.083)	50.000	45.688	3.628	684
Turkey (**)	39.633	30.832	5.806	2.995	(2.338)	(246)	(535)	(1.557)	37.295	30.586	5.272	1.438
South America (***)	34.499	28.484	4.312	1.703	(1.870)	(320)	(460)	(1.090)	32.629	28.165	3.852	612
Others	925	912	5	8	(7)	(1)	-	(6)	918	911	4	2
Total (****)	323.252	277.998	30.581	14.672	(12.105)	(2.005)	(2.287)	(7.813)	311.147	275.993	28.294	6.860
Of which: individual					(2.611)	(10)	(479)	(2.122)
Of which: collective					(9.494)	(1.995)	(1.808)	(5.691)

December 2019 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	197.058	173.843	14.599	8.616	(5.311)	(712)	(661)	(3.939)	191.747	173.131	13.939	4.677
The United States	57.387	49.744	7.011	632	(688)	(165)	(342)	(182)	56.699	49.580	6.670	450
Mexico	60.099	54.748	3.873	1.478	(2.013)	(697)	(404)	(912)	58.087	54.052	3.469	566
Turkey (**)	43.113	34.536	5.127	3.451	(2.613)	(189)	(450)	(1.974)	40.500	34.347	4.677	1.477
South America (***)	36.265	31.754	2.742	1.769	(1.769)	(366)	(323)	(1.079)	34.497	31.388	2.419	690
Others	839	824	7	9	(8)	(1)	(1)	(6)	832	823	6	2
Total (****)	394.763	345.449	33.360	15.954	(12.402)	(2.129)	(2.181)	(8.093)	382.360	343.320	31.179	7.861
Of which: individual					(2.795)	(6)	(347)	(2.441)
Of which: collective					(9.608)	(2.123)	(1.834)	(5.652)

December 2018 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	195.447	172.599	12.827	10.021	(5.874)	(713)	(877)	(4.284)	189.574	171.886	11.951	5.737
The United States	57.321	50.665	5.923	733	(658)	(206)	(299)	(153)	56.663	50.459	5.624	580
Mexico	52.858	48.354	3.366	1.138	(1.750)	(640)	(373)	(737)	51.107	47.714	2.992	401
Turkey (**)	43.718	34.883	6.113	2.722	(2.241)	(171)	(591)	(1.479)	41.479	34.712	5.523	1.244
South America (***)	36.098	31.947	2.436	1.715	(1.656)	(338)	(234)	(1.084)	34.442	31.609	2.202	631
Others	783	756	8	19	(19)	-	(1)	(18)	763	755	7	1
Total (****)	386.225	339.204	30.673	16.348	(12.199)	(2.070)	(2.374)	(7.755)	374.027	337.134	28.299	8.593
Of which: individual					(3.333)	(3)	(504)	(2.826)
Of which: collective					(8.866)	(2.067)	(1.870)	(4.929)

Credit Risk Exposure By Stages and Counterparty
December 2020 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	19.439	19.163	200	76	(48)	(14)	(9)	(25)	19.391	19.149	191	51
Other financial corporations	9.856	9.747	95	14	(39)	(25)	(6)	(7)	9.817	9.722	88	7
Non-financial corporations	142.547	119.891	15.179	7.477	(6.123)	(774)	(1.110)	(4.239)	136.424	119.117	14.069	3.238
Individuals	151.410	129.196	15.108	7.106	(5.895)	(1.192)	(1.161)	(3.542)	145.515	128.005	13.946	3.564
Loans and advances to customers	323.252	277.998	30.581	14.672	(12.105)	(2.005)	(2.287)	(7.813)	311.147	275.993	28.294	6.860

December 2019 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	28.281	27.511	682	88	(59)	(15)	(22)	(21)	28.222	27.496	660	66
Other financial corporations	11.239	11.085	136	17	(31)	(19)	(2)	(10)	11.207	11.066	134	8
Non-financial corporations	173.254	148.768	16.018	8.468	(6.465)	(811)	(904)	(4.750)	166.789	147.957	15.114	3.718
Individuals	181.989	158.085	16.523	7.381	(5.847)	(1.283)	(1.252)	(3.312)	176.142	156.801	15.272	4.069
Loans and advances to customers	394.763	345.449	33.360	15.954	(12.402)	(2.129)	(2.181)	(8.093)	382.360	343.320	31.179	7.861

December 2018 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	28.632	27.740	764	128	(84)	(21)	(25)	(38)	28.549	27.719	739	91
Other financial corporations	9.490	9.189	291	11	(22)	(13)	(4)	(4)	9.468	9.176	286	6
Non-financial corporations	169.764	145.875	15.516	8.372	(6.260)	(730)	(1.190)	(4.341)	163.503	145.145	14.327	4.031
Individuals	178.339	156.400	14.102	7.838	(5.833)	(1.305)	(1.155)	(3.372)	172.506	155.094	12.946	4.466
Loans and advances to customers	386.225	339.204	30.673	16.348	(12.199)	(2.070)	(2.374)	(7.755)	374.027	337.134	28.299	8.593

Loans And Advances Breakdown By Counterparty
December 2020 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	-	7	-	502	1.798	528	2.835	3.021
Credit card debt	-	-	-	2	1.485	11.605	13.093	14.220
Commercial debtors		898	-	317	14.262	67	15.544	15.796
Finance leases	-	197	-	6	7.125	322	7.650	8.013
Reverse repurchase loans	472	-	1.914	-	71	-	2.457	2.463
Other term loans	5.690	18.111	3.972	5.799	111.141	132.603	277.317	287.467
Advances that are not loans	48	260	8.721	3.191	1.084	473	13.777	13.833
LOANS AND ADVANCES	6.209	19.475	14.608	9.817	136.966	145.598	332.672	344.813
By secured loans
Of which: mortgage loans collateralized by immovable property		372	-	209	22.091	94.147	116.819	120.194
Of which: other collateralized loans	472	952	-	317	3.763	2.059	7.562	7.776
By purpose of the loan
Of which: credit for consumption						39.799	39.799	43.037
Of which: lending for house purchase						94.098	94.098	95.751
By subordination
Of which: project finance loans					10.721		10.721	11.032

December 2019 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	-	9	-	118	2.328	595	3.050	3.251
Credit card debt	-	10	1	3	1.940	14.401	16.355	17.608
Commercial debtors		971	-	230	15.976	99	17.276	17.617
Finance leases	-	227	-	6	8.091	387	8.711	9.095
Reverse repurchase loans	-	-	1.817	-	26	-	1.843	1.848
Other term loans	4.240	26.734	4.121	7.795	137.934	160.223	341.047	351.230
Advances that are not loans	35	865	7.743	3.056	951	506	13.156	13.214
LOANS AND ADVANCES	4.275	28.816	13.682	11.208	167.246	176.211	401.438	413.863
By secured loans
Of which: mortgage loans collateralized by immovable property		1.067	15	261	23.575	111.085	136.003	139.317
Of which: other collateralized loans	-	10.447	93	2.106	29.009	6.893	48.548	49.266
By purpose of the loan
Of which: credit for consumption						46.356	46.356	49.474
Of which: lending for house purchase						110.178	110.178	111.636
By subordination
Of which: project finance loans					12.259		12.259	12.415

December 2018 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	-	10	-	151	2.833	648	3.641	3.834
Credit card debt	-	8	1	2	2.328	13.108	15.446	16.495
Commercial debtors		948	-	195	16.190	103	17.436	17.716
Finance leases	-	226	-	3	8.014	406	8.650	9.077
Reverse repurchase loans	-	293	477	-	-	-	770	772
Other term loans	3.911	26.839	2.947	7.030	133.573	157.760	332.060	342.264
Advances that are not loans	29	1.592	5.771	2.088	984	498	10.962	11.025
LOANS AND ADVANCES	3.941	29.917	9.196	9.468	163.922	172.522	388.966	401.183
By secured loans
Of which: mortgage loans collateralized by immovable property		1.056	15	219	26.784	111.809	139.883	144.005
Of which: other collateralized loans	-	7.179	285	1.389	31.393	6.835	47.081	47.855
By purpose of the loan
Of which: credit for consumption						40.124	40.124	42.736
Of which: lending for house purchase						111.007	111.007	112.952
By subordination
Of which: project finance loans					13.973		13.973	14.286

Guaranteed financial instruments based on IFRS 9
December 2020 (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
Impaired loans and advances at amortized cost	14.678	2.717	789	18	52	575
Total	14.678	2.717	789	18	52	575

December 2019 (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
Impaired loans and advances at amortized cost	15.959	3.396	939	35	221	542
Total	15.959	3.396	939	35	221	542

December 2018 (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
Impaired loans and advances at amortized cost	16.359	3.484	1.255	13	317	502
Total	16.359	3.484	1.255	13	317	502

Financial Guarantee received
Guarantees received (Millions of Euros)
	2020	2019	2018
Value of collateral	116.900	152.454	158.268
Of which: guarantees normal risks under special monitoring	11.296	14.623	14.087
Of which: guarantees non-performing risks	3.577	4.590	5.068
Value of other guarantees	47.012	35.464	16.897
Of which: guarantees normal risks under special monitoring	4.045	3.306	1.519
Of which: guarantees non-performing risks	575	542	502
Total value of guarantees received	163.912	187.918	175.165

BBVA Abridged Rating Scale
External rating	Internal rating	Probability of default(basis points)
Standard&Poor's List	Reduced List (22 groups)	Average	Minimum from >=	Maximum
AAA	AAA	1	-	2
AA+	AA+	2	2	3
AA	AA	3	3	4
AA-	AA-	4	4	5
A+	A+	5	5	6
A	A	8	6	9
A-	A-	10	9	11
BBB+	BBB+	14	11	17
BBB	BBB	20	17	24
BBB-	BBB-	31	24	39
BB+	BB+	51	39	67
BB	BB	88	67	116
BB-	BB-	150	116	194
B+	B+	255	194	335
B	B	441	335	581
B-	B-	785	581	1.061
CCC+	CCC+	1.191	1.061	1.336
CCC	CCC	1.500	1.336	1.684
CCC-	CCC-	1.890	1.684	2.121
CC+	CC+	2.381	2.121	2.673
CC	CC	3.000	2.673	3.367
CC-	CC-	3.780	3.367	4.243

Probability of Default
Probability of default (basis points)
	2020		2019		2018
	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)
	%	%	%	%	%	%
0 to 2	4,0	-	5,5	-	9,6	-
2 to 5	10,2	0,1	6,3	-	10,8	0,1
5 to 11	7,7	0,1	14,6	0,2	6,3	-
11 to 39	26,8	0,5	24,5	0,8	20,9	0,4
39 to 194	24,0	2,3	24,5	1,6	30,1	1,8
194 to 1,061	15,1	3,4	14,0	3,6	12,2	3,6
1,061 to 2,121	1,5	1,2	1,4	1,2	1,6	1,2
> 2,121	0,6	2,5	0,4	1,5	0,2	1,2
Total	89,9	10,1	91,0	9,0	91,7	8,3

Loans And Advances Impaired And Accumulated Impairment by Sectors
December 2020 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	6.229	-	(20)	-
General governments	19.439	76	(48)	0,4%
Credit institutions	14.591	6	(16)	-
Other financial corporations	9.856	14	(39)	0,1%
Non-financial corporations	142.547	7.477	(6.123)	5,2%
Agriculture, forestry and fishing	3.438	132	(108)	3,8%
Mining and quarrying	4.349	47	(59)	1,1%
Manufacturing	33.771	1.486	(1.129)	4,4%
Electricity, gas, steam and air conditioning supply	13.490	591	(509)	4,4%
Water supply	899	17	(15)	1,9%
Construction	10.019	1.397	(722)	13,9%
Wholesale and retail trade	24.594	1.456	(1.223)	5,9%
Transport and storage	8.117	489	(368)	6,0%
Accommodation and food service activities	8.337	358	(294)	4,3%
Information and communications	5.764	73	(60)	1,3%
Financial and insurance activities	5.298	123	(132)	2,3%
Real estate activities	10.025	617	(494)	6,2%
Professional, scientific and technical activities	2.886	177	(124)	6,1%
Administrative and support service activities	3.955	142	(192)	3,6%
Public administration and defense; compulsory social security	129	5	(4)	3,5%
Education	665	54	(43)	8,1%
Human health services and social work activities	1.812	67	(59)	3,7%
Arts, entertainment and recreation	1.131	46	(65)	4,1%
Other services	3.871	198	(523)	5,1%
Households	151.410	7.106	(5.895)	4,7%
LOANS AND ADVANCES	344.072	14.678	(12.141)	4,3%

December 2019 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	4.285	-	(9)	-
General governments	28.281	88	(60)	0,3%
Credit institutions	13.664	6	(15)	-
Other financial corporations	11.239	17	(31)	0,2%
Non-financial corporations	173.254	8.467	(6.465)	4,9%
Agriculture, forestry and fishing	3.758	154	(124)	4,1%
Mining and quarrying	4.669	100	(86)	2,1%
Manufacturing	39.517	1.711	(1.242)	4,3%
Electricity, gas, steam and air conditioning supply	12.305	684	(575)	5,6%
Water supply	900	14	(16)	1,6%
Construction	10.945	1.377	(876)	12,6%
Wholesale and retail trade	27.467	1.799	(1.448)	6,6%
Transport and storage	9.638	507	(392)	5,3%
Accommodation and food service activities	8.703	279	(203)	3,2%
Information and communications	6.316	95	(65)	1,5%
Financial and insurance activities	6.864	191	(140)	2,8%
Real estate activities	19.435	782	(527)	4,0%
Professional, scientific and technical activities	4.375	167	(140)	3,8%
Administrative and support service activities	3.415	118	(134)	3,4%
Public administration and defense, compulsory social security	282	5	(6)	1,7%
Education	903	41	(38)	4,5%
Human health services and social work activities	4.696	66	(55)	1,4%
Arts, entertainment and recreation	1.396	47	(39)	3,4%
Other services	7.671	331	(360)	4,3%
Households	181.989	7.381	(5.847)	4,1%
LOANS AND ADVANCES	412.711	15.959	(12.427)	3,9%

December 2018 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	3.947	-	(6)	-
General governments	28.198	128	(84)	0,4%
Credit institutions	9.175	10	(12)	0,1%
Other financial corporations	9.490	11	(22)	0,1%
Non-financial corporations	170.182	8.372	(6.260)	4,9%
Agriculture, forestry and fishing	3.685	122	(107)	3,3%
Mining and quarrying	4.952	96	(70)	1,9%
Manufacturing	36.772	1.695	(1.134)	4,6%
Electricity, gas, steam and air conditioning supply	13.853	585	(446)	4,2%
Water supply	1.061	19	(15)	1,8%
Construction	11.899	1.488	(1.007)	12,5%
Wholesale and retail trade	25.833	1.624	(1.259)	6,3%
Transport and storage	9.798	459	(374)	4,7%
Accommodation and food service activities	7.882	315	(204)	4,0%
Information and communications	5.238	113	(72)	2,1%
Financial and insurance activities	6.929	147	(128)	2,1%
Real estate activities	17.272	834	(624)	4,8%
Professional, scientific and technical activities	5.096	204	(171)	4,0%
Administrative and support service activities	3.162	128	(125)	4,0%
Public administration and defense, compulsory social security	319	5	(7)	1,6%
Education	912	31	(31)	3,4%
Human health services and social work activities	4.406	63	(63)	1,4%
Arts, entertainment and recreation	1.323	59	(41)	4,5%
Other services	9.791	386	(382)	3,9%
Households	178.355	7.838	(5.833)	4,4%
LOANS AND ADVANCES	399.347	16.359	(12.217)	4,1%

Changes In Impaired Financial Assets And Contingent Risks
Changes in impaired financial assets and contingent risks (Millions of Euros)
	2020	2019	2018
Balance at the beginning	16.770	17.134	20.590
Additions	9.533	9.857	9.792
Decreases (*)	(5.024)	(5.874)	(6.909)
Net additions	4.509	3.983	2.883
Amounts written-off	(3.603)	(3.803)	(5.076)
Exchange differences and other	(968)	(544)	(1.264)
Balance at the end	16.708	16.770	17.134

Changes In Impaired Financial Assets Written Off
Changes in impaired financial assets written-off from the balance sheet (Millions of Euros)
	Notes	2020	2019	2018
Balance at the beginning		26.245	32.343	30.139
Companies held for sale (*)		(4.646)	-	-
Increase		3.440	4.712	6.164
Decrease:		(2.715)	(11.039)	(4.210)
Re-financing or restructuring		(7)	(2)	(10)
Cash recovery	47	(339)	(919)	(589)
Foreclosed assets		(479)	(617)	(625)
Sales (**)		(1.223)	(8.325)	(1.805)
Debt forgiveness		(607)	(493)	(889)
Time-barred debt and other causes		(60)	(682)	(292)
Net exchange differences		(323)	230	250
Balance at the end		22.001	26.245	32.343

Corrections Loans And Advances At Amortized Cost
Changes in gross accounting balances of loans and advances at amortized cost. 2020 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Opening balance	363.234	33.518	15.959	412.711
Transfers of financial assets:	(11.935)	8.807	3.128	-
Transfers from stage 1 to Stage 2	(15.843)	15.843	-	-
Transfers from stage 2 to Stage 1	5.107	(5.107)	-	-
Transfers to Stage 3	(1.701)	(2.659)	4.359	-
Transfers from Stage 3	502	729	(1.231)	-
Net annual origination of financial assets	16.119	(827)	102	15.395
Becoming write-offs	(3)	(2)	(2.944)	(2.949)
Foreign exchange	(21.472)	(2.342)	(1.157)	(24.970)
Modifications that do not result in derecognition	(204)	827	511	1.134
Other	(283)	(190)	270	(204)
Discontinued operations	(46.664)	(9.190)	(1.192)	(57.045)
Closing balance	298.793	30.601	14.678	344.072

Changes in gross accounting balances of loans and advances at amortized cost. 2019 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Opening balance	352.282	30.707	16.359	399.347
Transfers of financial assets:	(9.021)	6.279	2.741	-
Transfers from stage 1 to Stage 2	(13.546)	13.546	-	-
Transfers from stage 2 to Stage 1	5.656	(5.656)	-	-
Transfers to Stage 3	(1.571)	(2.698)	4.269	-
Transfers from Stage 3	440	1.087	(1.527)	-
Net annual origination of financial assets	20.296	(2.739)	246	17.804
Becoming write-offs	(152)	(349)	(3.407)	(3.908)
Foreign exchange	1.611	35	16	1.662
Modifications that do not result in derecognition	(1)	(27)	15	(13)
Other	(1.782)	(388)	(11)	(2.180)
Closing balance	363.234	33.518	15.959	412.711

Changes In Value Corrections Loans And Advances At Amortized Cost
Changes in allowances of loans and advances at amortized cost. 2020 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Opening balance	(2.149)	(2.183)	(8.094)	(12.427)
Transfers of financial assets:	184	(511)	(1.806)	(2.133)
Transfers from stage 1 to Stage 2	156	(923)	-	(766)
Transfers from stage 2 to Stage 1	(50)	253	-	202
Transfers to Stage 3	81	218	(1.950)	(1.652)
Transfers from Stage 3	(3)	(59)	144	83
Net annual origination of allowances	(872)	(795)	(1.329)	(2.996)
Becoming write-offs	-	-	2.567	2.568
Foreign exchange	227	256	721	1.204
Modifications that do not result in derecognition	12	(118)	(177)	(283)
Other	160	618	25	803
Discontinued operations	401	444	278	1.123
Closing balance	(2.037)	(2.289)	(7.815)	(12.141)

Changes in allowances of loans and advances at amortized cost. 2019 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Opening balance	(2.082)	(2.375)	(7.761)	(12.217)
Transfers of financial assets:	176	(227)	(1.574)	(1.626)
Transfers from stage 1 to Stage 2	126	(649)	-	(523)
Transfers from stage 2 to Stage 1	(38)	273	-	235
Transfers to Stage 3	89	234	(1.810)	(1.487)
Transfers from Stage 3	(1)	(86)	236	149
Net annual origination of allowances	(542)	(116)	(1.711)	(2.370)
Becoming write-offs	130	337	2.789	3.256
Foreign exchange	(30)	(18)	69	20
Modifications that do not result in derecognition	(15)	(149)	(89)	(254)
Other	215	366	183	764
Closing balance	(2.149)	(2.183)	(8.094)	(12.427)

Impairement Losses Reconciliations I
Financial assets at amortized cost. December 2018 (Millions of Euros)
	Not credit-impaired			Credit-impaired	Total
	Stage 1	Stage 2		Credit-impaired (Stage 3)
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances	Loss allowances
Opening balance	(2.237)	(1.827)	(525)	(9.371)	(13.960)
Transfers of financial assets:	131	(155)	328	(1.794)	(1.490)
Transfers from Stage 1 to Stage 2 (not credit-impaired)	208	(930)	(218)	-	(940)
Transfers from Stage 2 (not credit - impaired) to Stage 1	(125)	619	50	-	544
Transfers to Stage 3	55	282	564	(2.127)	(1.226)
Transfers from Stage 3 to Stage 1 or 2	(7)	(126)	(68)	333	132
Changes without transfers between Stages	358	(53)	(260)	(3.775)	(3.730)
New financial assets originated	(1.072)	(375)	(244)	-	(1.692)
Disposals	2	3	-	110	115
Repayments	641	432	118	1.432	2.623
Write-offs	13	14	2	4.433	4.461
Foreign exchange	(84)	72	(93)	343	239
Modifications that result in derecognition	5	10	25	98	138
Modifications that do not result in derecognition	3	(8)	1	(362)	(366)
Other	135	133	20	1.111	1.399
Closing balance	(2.106)	(1.753)	(628)	(7.777)	(12.264)
Of which: Loans and advances					(12.217)
Of which: Debt certificates					(46)

VAR By Risk Factor
VaR by Risk Factor (Millions of Euros)
	Interest/Spread risk	Currency risk	Stock-market risk	Vega/Correlation risk	Diversification effect(*)	Total
2020
VaR average in the year	29	12	4	11	(28)	27
VaR max in the year	39	20	10	20	(14)	39
VaR min in the year	20	3	1	6	(39)	18
End of period VaR	32	12	2	11	(29)	28
2019
VaR average in the year	21	6	4	9	(20)	19
VaR max in the year	28	6	3	9	(21)	25
VaR min in the year	13	5	5	9	(18)	14
End of period VaR	24	5	5	8	(22)	20
2018
VaR average in the year	20	6	4	9	(20)	21
VaR max in the year	23	7	6	11	(21)	26
VaR min in the year	17	6	4	7	(18)	16
End of period VaR	19	5	3	7	(17)	17

Expected Shortfall
Impact of the stress test (Millions of Euros)
	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey
Expected shortfall	(121)	(69)	(8)	-	(8)	(4)	(8)

Effect Of Compensation
December 2020 (Millions of Euros)
					Gross amounts not offset in the consolidated balance sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
Trading and hedging derivatives	10, 15	47.862	5.688	42.173	33.842	9.018	(686)
Reverse repurchase, securities borrowing and similar agreements		34.500	-	34.500	35.141	161	(802)
Total assets		82.362	5.688	76.674	68.983	9.178	(1.488)
Trading and hedging derivatives	10, 15	49.720	5.722	43.998	33.842	9.435	721
Repurchase, securities lending and similar agreements		43.950	-	43.950	44.677	1.619	(2.346)
Total liabilities		93.670	5.722	87.948	78.519	11.054	(1.624)

December 2019 (Millions of Euros)
					Gross Amounts Not Offset in the Consolidated Balance Sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
Trading and hedging derivatives	10, 15	36.349	2.388	33.961	25.020	8.210	731
Reverse repurchase, securities borrowing and similar agreements		35.805	21	35.784	35.618	204	(39)
Total assets		72.154	2.409	69.744	60.637	8.415	692
Trading and hedging derivatives	10, 15	38.693	2.394	36.299	25.020	10.613	667
Repurchase, securities lending and similar agreements		45.977	21	45.956	45.239	420	297
Total liabilities		84.670	2.414	82.256	70.259	11.033	964

December 2018 (Millions of Euros)
					Gross Amounts Not Offset in the Consolidated Balance Sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
Trading and hedging derivatives	10, 15	48.895	16.480	32.415	24.011	7.790	613
Reverse repurchase, securities borrowing and similar agreements		28.074	42	28.032	28.022	169	(159)
Total assets		76.969	16.522	60.447	52.033	7.959	454
Trading and hedging derivatives	10, 15	50.583	17.101	33.481	24.011	6.788	2.682
Repurchase, securities lending and similar agreements		43.035	42	42.993	42.877	34	82
Total liabilities		93.618	17.143	76.474	66.888	6.822	2.765

Sensitivity Analysis To Interest Rate
Sensitivity to interest-rate analysis - December 2020
	Impact on net interest income (*)		Impact on economic value (**)
	100 basis-point increase	100 basis-point decrease (***)	100 basis-point increase	100 basis-point decrease (***)
EUR	[1.5% , 3.5%]	[-1.5% , -0.5%]	[3.5% , 5.5%]	[-3.5% , -1.5%]
MXN	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]
TRY	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[3.5% , 5.5%]	[-3.5% , -1.5%]	[3.5% , 5.5%]	[-3.5% , -1.5%]

LtSCD By LMU
LtSCD by LMU
	2020	2019	2018
Group (average)	95%	108%	106%
Eurozone	97%	108%	101%
BBVA USA	92%	111%	119%
BBVA Mexico	98%	116%	114%
Garanti BBVA	95%	99%	110%
Other LMUs	86%	103%	99%

Liquidity Risk Coverage By UGL
LCR main LMU
0	2020	2019	2018
Group	149%	129%	127%
Eurozone	173%	147%	145%
BBVA USA (*)	144%	145%	143%
BBVA Mexico	196%	147%	154%
Garanti BBVA	183%	206%	209%

Liquidity Available by Instrument and Subsidiaries
December 2020 (Millions of Euros)
	BBVA Eurozone	BBVA Mexico	Garanti BBVA	Other
Cash and withdrawable central bank reserves	39.330	8.930	6.153	6.831
Level 1 tradable assets	48.858	9.205	7.019	6.237
Level 2A tradable assets	5.119	106	-	-
Level 2B tradable assets	6.080	11	-	-
Other tradable assets	20.174	421	701	745
Cumulated counterbalancing capacity	119.560	18.672	13.873	13.814

December 2019 (Millions of Euros)
	BBVA Eurozone	BBVA Mexico	BBVA USA	Garanti BBVA	Other
Cash and withdrawable central bank reserves	14.516	6.246	4.949	6.450	6.368
Level 1 tradable assets	41.961	7.295	11.337	7.953	3.593
Level 2A tradable assets	403	316	344	-	-
Level 2B tradable assets	5.196	219	-	-	12
Other tradable assets	22.213	1.269	952	669	586
Non tradable assets eligible for central banks	-	-	2.935	-	-
Cumulated counterbalancing capacity	84.288	15.344	20.516	15.072	10.559

December 2018 (Millions of Euros)
	BBVA Eurozone	BBVA Mexico	BBVA USA	Garanti BBVA	Other
Cash and withdrawable central bank reserves	26.506	7.666	1.667	7.633	6.677
Level 1 tradable assets	29.938	4.995	10.490	6.502	3.652
Level 2A tradable assets	449	409	510	-	-
Level 2B tradable assets	4.040	33	-	-	-
Other tradable assets	8.772	1.372	1.043	499	617
Non tradable assets eligible for central banks	-	-	2.314	-	-
Cumulated counterbalancing capacity	69.705	14.475	16.024	14.634	10.946

Net Stable Finance Ratio NSFR
NSFR main LMU
	2020	2019
Group	127%	120%
BBVA Eurozone	121%	113%
BBVA Mexico	138%	130%
BBVA USA	126%	116%
Garanti BBVA	154%	151%

Matrix Of Residual Maturities
December 2020. Contractual maturities (Millions of Euros)
ASSETS
Cash, cash balances at central banks and other demand deposits	42.518	32.741	-	-	-	-	-	-	-	-	75.258
Deposits in credit entities	-	3.616	677	921	356	461	117	120	2	39	6.309
Deposits in other financial institutions	-	2.202	855	797	734	543	1.251	721	515	500	8.119
Reverse repo, securities borrowing and margin lending	-	20.033	4.757	1.351	364	368	3.320	1.849	891	1.089	34.021
Loans and advances	279	16.939	24.280	23.012	15.579	17.032	46.182	38.851	51.709	110.173	344.036
Securities' portfolio settlement	-	3.896	6.680	6.557	5.084	13.014	9.858	15.494	17.231	50.045	127.859

December 2020. Contractual maturities (Millions of Euros)
LIABILITIES
Wholesale funding	-	4.750	2.618	3.963	1.283	1.543	10.573	7.505	12.793	23.839	68.868
Deposits in financial institutions	8.838	7.859	254	741	152	726	825	189	166	371	20.120
Deposits in other financial institutions and international agencies	12.735	4.324	2.694	588	353	272	957	337	459	870	23.589
Customer deposits	308.360	39.978	13.416	6.808	4.526	4.366	3.361	1.213	869	799	383.694
Security pledge funding	-	41.239	5.301	1.643	1.192	368	11.304	28.510	3.740	1.516	94.812
Derivatives, net	-	(722)	15	(961)	(85)	134	(400)	(157)	(264)	(159)	(2.599)

December 2019. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	20.954	20.654	-	-	-	-	-	-	-	-	41.608
Deposits in credit entities	-	3.591	283	488	585	503	189	24	120	432	6.216
Deposits in other financial institutions	-	1.336	1.120	796	589	991	1.420	1.072	672	2.089	10.084
Reverse repo, securities borrowing and margin lending	-	21.612	3.858	2.287	561	808	4.121	1.838	411	803	36.299
Loans and advances	157	22.015	25.056	24.994	15.777	16.404	42.165	35.917	54.772	122.098	359.354
Securities' portfolio settlement	-	1.622	3.873	6.620	2.017	7.292	21.334	6.115	13.240	46.022	108.136

December 2019. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	1	1.393	1.714	4.208	1.645	4.386	8.328	10.608	10.803	27.840	70.927
Deposits in financial institutions	7.377	7.608	493	1.122	172	1.514	386	614	206	510	20.004
Deposits in other financial institutions and international agencies	10.177	3.859	867	381	367	257	982	503	499	952	18.843
Customer deposits	271.638	43.577	18.550	10.013	7.266	6.605	3.717	2.062	854	1.039	365.321
Security pledge funding	-	45.135	3.202	15.801	1.456	653	3.393	7.206	759	1.308	78.914
Derivatives, net	-	(66)	(25)	29	(11)	1.097	(830)	(278)	(333)	(420)	(838)

December 2018. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9.550	40.599	-	-	-	-	-	-	-	-	50.149
Deposits in credit entities	801	3.211	216	141	83	152	133	178	27	1.269	6.211
Deposits in other financial institutions	1	1.408	750	664	647	375	1.724	896	1.286	2.764	10.515
Reverse repo, securities borrowing and margin lending	-	21.266	1.655	1.158	805	498	205	1.352	390	210	27.539
Loans and advances	132	19.825	25.939	23.265	15.347	16.433	42.100	32.336	53.386	120.571	349.334
Securities' portfolio settlement	-	1.875	4.379	5.990	2.148	6.823	8.592	12.423	11.533	42.738	96.501

December 2018. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	1	2.678	1.652	2.160	2.425	2.736	7.225	8.578	16.040	26.363	69.858
Deposits in financial institutions	7.107	5.599	751	1.992	377	1.240	1.149	229	196	904	19.544
Deposits in other financial institutions and international agencies	10.680	4.327	1.580	458	302	309	781	304	825	1.692	21.258
Customer deposits	252.630	44.866	18.514	10.625	6.217	7.345	5.667	2.137	1.207	1.310	350.518
Security pledge funding	40	46.489	2.219	2.274	114	97	22.911	526	218	1.627	76.515
Derivatives, net	-	(75)	(523)	(68)	(5)	(117)	498	(91)	(67)	(392)	(840)

Table of Encumbered Assets
December 2020 (Millions of Euros)
	Encumbered assets		Non-encumbered assets
	Book value	Market value	Book value	Market value
Assets	121.999		614.260
Equity instruments	2.134	2.134	14.556	14.556
Debt securities	29.379	26.112	100.108	100.108
Loans and advances and other assets	90.486		499.595

December 2019 (Millions of Euros)
	Encumbered assets		Non-encumbered assets
	Book value	Market value	Book value	Market value
Assets	101.792		596.898
Equity instruments	3.526	3.526	12.113	12.113
Debt Securities	29.630	29.567	95.611	95.611
Loans and Advances and other assets	68.636	-	489.174	-

December 2018 (Millions of Euros)
	Encumbered assets		Non-encumbered assets
	Book value	Market value	Book value	Market value
Assets	107.950		567.573
Equity instruments	1.864	1.864	6.485	6.485
Debt Securities	31.157	32.216	82.209	82.209
Loans and Advances and other assets	74.928		478.880

Collateral Received
December 2020. Collateral received (Millions of Euros)
Collateral received	30.723	8.652	1.071
Equity instruments	239	204	-
Debt securities	30.484	8.448	1.071
Own debt securities issued other than own covered bonds or ABSs	3	94	-

December 2019. Collateral received (Millions of Euros)
Collateral received	38.496	9.208	48
Equity instruments	65	70	-
Debt securities	38.431	9.130	38
Loans and advances and other assets	-	8	10
Own debt securities issued other than own covered bonds or ABSs	-	82	-

December 2018. Collateral received (Millions of Euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	27.474	5.633	319
Equity instruments	89	82	-
Debt securities	27.385	5.542	300
Loans and Advances and other assets	-	8	19
Own debt securities issued other than own covered bonds or ABSs	78	87	-

Sources Of Encumbrance
Sources of encumbrance (Millions of Euros)
	2020		2019		2018
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered
Book value of financial liabilities	131.352	147.523	124.252	135.500	113.498	131.172
Derivatives	16.611	16.348	19.066	20.004	8.972	11.036
Loans and advances	98.668	111.726	87.906	94.240	85.989	97.361
Outstanding subordinated debt	16.073	19.449	17.280	21.256	18.538	22.775
Other sources	653	5.202	449	4.788	3.972	4.330

Unfavorable Scenario For GDP Unemployment Rate Estimates For Major Geographies
Negative scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2020	(11,76%)	17,44%	(2,60%)	(9,64%)	4,67%	1,89%	(2,10%)	14,49%
2021	5,37%	18,94%	(6,69%)	2,84%	5,75%	(1,48%)	1,75%	15,51%
2022	5,82%	15,92%	2,49%	3,25%	5,53%	(0,06%)	3,56%	13,64%
2023	2,88%	13,99%	4,94%	1,48%	5,34%	0,17%	3,92%	12,33%
2024	2,03%	12,70%	2,45%	1,41%	5,17%	0,99%	3,91%	11,56%
2025	1,97%	11,45%	2,36%	1,41%	5,02%	1,70%	3,91%	11,20%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2020	(14,33%)	12,85%	(15,28%)	14,34%	(8,25%)	18,31%
2021	7,53%	10,69%	0,89%	16,38%	4,16%	16,66%
2022	3,78%	10,48%	1,33%	13,69%	3,16%	15,10%
2023	3,69%	9,15%	1,86%	10,19%	3,15%	14,84%
2024	3,57%	7,62%	1,83%	8,63%	3,27%	13,04%
2025	3,35%	7,27%	1,86%	7,75%	3,60%	12,80%

Moratorium Amounts Per Stage
Amount of payment deferral by stages as of December 31, 2020 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Group	21.670	9.761	2.397	33.828
Customers	13.608	5.920	1.805	21.333
Of which: Mortgages	8.310	3.163	914	12.387
SMEs	4.326	1.461	299	6.087
Non-financial corporations	3.495	2.362	293	6.150
Other	240	17	-	258

Amounts Of Moratoriums And Financing With Public Guarantee By Concept
Amount of payment deferral and financing with public guarantees as of December 31, 2020 (Millions of Euros)
	Payment deferral				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number ofcustomers	Total Payment deferral and guarantees	(%) credit investment
Group	6.803	27.025	33.828	2.843.977	18.619	271.870	52.446	13,1%

Amount of payment deferral and financing with public guarantees as of December 31, 2020 (Millions of Euros)
	Payment deferral				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number ofcustomers	Total Payment deferral and guarantees	(%) credit investment
Group	6.803	27.025	33.828	2.843.977	18.619	271.870	52.446	13,1%

Amount of payment deferral and financing with public guarantees as of December 31, 2020 (Millions of Euros)
	Payment deferral				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number ofcustomers	Total Payment deferral and guarantees	(%) credit investment
Group	6.803	27.025	33.828	2.843.977	18.619	271.870	52.446	13,1%

Amounts Of Moratoriums And Financing With Public Guarantee
Amount of payment deferral and financing with public guarantees as of December 31, 2020 (Millions of Euros)
	Payment deferral			Financing with public guarantees
	Existing	Completed	Total
Group	6.803	27.025	33.828	18.619
Customers	4.657	16.676	21.333	1.237
Of which: Mortgages	3.664	8.723	12.387	1
SMEs	1.031	5.056	6.087	11.373
Non-financial corporations	1.055	5.095	6.150	5.930
Other	60	198	258	79

Favorable scenario for GDP unemployment rate estimates for major geographies
Positive scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2020	(11,20%)	16,44%	(1,44%)	(8,85%)	4,57%	1,71%	2,07%	13,45%
2021	6,63%	16,03%	(3,28%)	4,58%	5,40%	(1,23%)	9,08%	12,60%
2022	6,27%	12,72%	4,56%	3,80%	5,17%	0,32%	5,30%	11,58%
2023	2,95%	10,82%	5,79%	1,62%	5,04%	0,31%	4,13%	11,58%
2024	2,07%	9,58%	3,66%	1,47%	4,91%	1,01%	4,11%	11,19%
2025	2,01%	8,55%	3,57%	1,47%	4,76%	1,72%	4,10%	10,85%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2020	(11,74%)	12,75%	(10,64%)	13,60%	(6,80%)	18,14%
2021	12,56%	10,29%	9,95%	14,39%	6,80%	16,14%
2022	5,25%	10,00%	3,52%	11,88%	3,70%	14,53%
2023	3,68%	8,73%	2,08%	8,99%	3,15%	14,28%
2024	3,58%	7,23%	2,11%	7,69%	3,27%	12,49%
2025	3,35%	6,88%	2,14%	6,78%	3,60%	12,28%

Estimation Scenario For GDP Unemployment Rate Estimates For Major Geographies
Estimate of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2020	(11,48%)	16,95%	(1,98%)	(9,25%)	4,62%	1,81%	(0,01%)	13,98%
2021	5,99%	17,51%	(5,08%)	3,71%	5,57%	(1,32%)	5,52%	14,05%
2022	6,04%	14,35%	3,48%	3,53%	5,35%	0,15%	4,53%	12,58%
2023	2,93%	12,41%	5,44%	1,55%	5,19%	0,31%	4,01%	11,95%
2024	2,07%	11,14%	3,20%	1,45%	5,03%	1,02%	3,99%	11,38%
2025	2,01%	9,99%	3,12%	1,46%	4,88%	1,71%	3,98%	11,03%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2020	(13,04%)	12,80%	(13,00%)	13,98%	(7,51%)	18,23%
2021	10,05%	10,48%	5,54%	15,40%	5,48%	16,40%
2022	4,52%	10,23%	2,54%	12,80%	3,46%	14,83%
2023	3,69%	8,93%	1,98%	9,60%	3,15%	14,57%
2024	3,58%	7,41%	1,98%	8,18%	3,27%	12,78%
2025	3,35%	7,06%	2,01%	7,28%	3,60%	12,55%

Sensitivity To 1%
Sensitivity to 1% (Millions of Euros)

Currency	2020	2019	2018
Mexican peso	4,9	12,7	13,0
Turkish lira	4,5	3,1	3,0
Peruvian sol	0,4	1,9	1,3
Chilean peso	0,3	0,5	0,7
Colombian peso	1,4	2,6	1,9
Argentine peso	0,9	1,3	(0,3)
US Dollar	4,3	5,9	7,3

Variation In Expected Loss
Expected loss variation
	BBVA Group						Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Mortgages	Wholesaler	Fixed income	Total Portfolio	Mortgages	Companies	Total Portfolio	Mortgages	Cards	Total Portfolio	Mortgages	Cards
-100pb	3,55%	3,47%	3,72%	3,91%	1,58%	3,72%	4,39%	3,96%	3,91%	2,20%	6,30%	1,56%	1,58%	1,62%
+100pb	(3,25%)	(3,14%)	(3,03%)	(3,69%)	(1,97%)	(3,32%)	(3,57%)	(3,53%)	(3,64%)	(2,07%)	(5,78%)	(1,47%)	(1,55%)	(1,47%)
Housing price
-100pb							5,41%	0,79%		3,13%
+100pb							(5,35%)	(0,77%)		(4,47%)